Note 5 - Business Disposals	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

5.        Business disposals

In June 2023, the Company exited the majority of its operations in Peru. In relation to exiting these operations, $9,739 of assets and $6,788 of liabilities, which largely consisted of working capital, were derecognized from the Company’s consolidated balance sheets. The proceeds received from the disposals were de minimus and during the year ended December 31, 2023 the Company recognized a loss on disposal in the amount of $2,282.

In 2022, the Company discontinued its businesses in Russia, by way of a sale of its controlling interests to local management. The Company also sold four individually insignificant operations (EMEA – Morocco and Americas – Panama, Colombia and Costa Rica). The proceeds received from disposals were de minimus. During the year ended December 31, 2022, the Company recognized an aggregate loss on disposal of operations in the amount of $26,834.